Sales - Reconciliation of customer contract net assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Customer contract net assets at beginning of period	€ 733	€ 740	€ 709
Business related variations	39	(1)	30
Changes in the scope of consolidation	14		4
Translation adjustment	2	(1)
Reclassifications and other items	(2)	(6)	(3)
Customer contract net assets at end of period	€ 786	€ 733	€ 740